SUBSEQUENT EVENTS	12 Months Ended
May 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14－ SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued, the Company has evaluated all events or transactions that occurred after May 31, 2026, up through the date the Company issued the audited consolidated financial statements. During the year, the Company did not have any material subsequent events other than that disclosed below.

On June 29, 2026, the Company effected a 1 for 2 share consolidation that decreased the Company’s issued and outstanding Ordinary Shares from 19,029,064 (plus 758,436 treasury shares) to 9,514,532 Ordinary Shares (plus 379,218 treasury shares) and increased the par value of the Ordinary Shares from $0.0005 to $0.001 per share.

Ordinary Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.